Annual Total Returns - Calvert Fund - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.24%	1.75%	5.79%	(13.14%)	(2.30%)	14.55%	20.76%	(5.73%)	9.47%	6.79%
Calvert High Yield Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.69%	6.92%	10.78%	(10.98%)	3.39%	5.13%	12.54%	(2.85%)	5.78%	11.69%
Calvert Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.89%	4.53%	8.54%	(15.57%)	1.70%	8.25%	14.74%	(3.36%)	6.57%	5.60%
Calvert Mortgage Access Fund
Prospectus [Line Items]
Annual Return [Percent]	10.04%	2.42%	6.75%
Calvert Short Duration Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.18%	5.40%	7.34%	(5.01%)	0.88%	4.51%	6.21%	0.05%	2.17%	3.25%
Calvert Ultra-Short Duration Income Fund
Prospectus [Line Items]
Annual Return [Percent]	4.61%	5.67%	6.05%	(0.27%)	0.43%	0.65%	3.31%	1.15%	1.39%	1.90%